Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net income	$ 4,339,000	$ 3,827,000	$ 7,804,000	$ 6,528,000	$ 5,701,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan and Lease Losses	225,000	735,000	1,870,000	1,065,000	1,617,000
Depreciation	715,000	820,000	1,658,000	1,485,000	1,235,000
Amortization of intangibles	53,000	71,000	126,000	100,000	62,000
Net (accretion) amortization of security discounts/premiums	(742,000)	11,330,000	11,709,000	4,251,000	1,250,000
Gain on sales of investment securities	(20,000)	(213,000)	(1,046,000)	(325,000)	(168,000)
Earnings on cash surrender value of life insurance	(131,000)	(135,000)	(264,000)	(269,000)	(201,000)
Mortgage loans originated for sale	(23,234,000)	(7,731,000)	(42,888,000)	(26,083,000)	(16,775,000)
Proceeds from sales of mortgage loans originated for sale	23,240,000	8,163,000	43,810,000	26,539,000	17,088,000
Gain on sale of mortgage loans	(416,000)	(432,000)	(922,000)	(456,000)	(313,000)
SBA loans originated for sale	(5,605,000)	(3,318,000)	(5,872,000)	(3,484,000)	(1,168,000)
Proceeds from sales of SBA loans originated for sale	6,046,000	3,583,000	6,342,000	3,736,000	1,287,000
Gain on sale of SBA loans	(441,000)	(265,000)	(470,000)	(252,000)	(119,000)
Loss on disposal of property, plant, and equipment	26,000		142,000		18,000
Loss on sale or write-down of foreclosed assets	88,000	132,000	217,000	111,000	204,000
Restricted stock compensation expense	37,000	17,000	53,000	27,000
Deferred income tax (benefit) expense	(65,000)	16,000	(336,000)	997,000	(112,000)
Increase in accrued interest receivable	(63,000)	(130,000)	(115,000)	(367,000)	(354,000)
(Increase) decrease in other assets	(193,000)	161,000	(99,000)	333,000	(547,000)
Increase in accrued interest payable	273,000	308,000	125,000	9,000	(44,000)
Increase in other liabilities	381,000	1,847,000	427,000	(771,000)	9,000
Net cash provided by operating activities	4,513,000	18,786,000	22,271,000	13,174,000	8,670,000
Investing Activities:
Net decrease in interest-bearing time deposits with other financial institutions		3,330,000	4,317,000	1,455,000	1,741,000
Proceeds from the sale of available-for-sale securities	37,667,000	38,501,000	111,390,000	37,142,000	13,729,000
Proceeds from the maturity or call of available-for-sale securities	3,579,000	6,264,000	16,110,000	11,940,000	13,585,000
Purchases of available-for-sale securities	(13,827,000)	(84,352,000)	(142,861,000)	(35,858,000)	(43,633,000)
Purchases of held-to-maturity securities	(72,684,000)
Net cash received from acquisition				8,095,000
(Purchases) redemptions of restricted investment in bank stock	(1,542,000)	1,623,000	1,823,000	(576,000)	(212,000)
Net increase in loans and leases	(48,078,000)	(30,054,000)	(77,795,000)	(60,043,000)	(27,170,000)
Proceeds from the sale of bank premises and equipment held for sale	2,201,000
Purchases of bank premises and equipment	(1,164,000)	(319,000)	(775,000)	(1,461,000)	(1,009,000)
Proceeds from the sale of foreclosed assets	136,000	614,000	992,000	403,000	1,077,000
Net Cash Used In Investing Activities	(93,712,000)	(64,393,000)	(86,799,000)	(38,903,000)	(41,892,000)
Financing Activities:
Net increase in deposits	52,095,000	116,397,000	158,330,000	15,883,000	29,792,000
Net increase (decrease) in short-term borrowings	21,468,000	(31,596,000)	(31,596,000)	31,018,000	(23,255,000)
Common stock dividend paid	(1,101,000)	(1,437,000)	(2,875,000)	(1,785,000)	(1,575,000)
Employee Stock Purchase Plan	52,000	35,000	82,000	66,000	53,000
Long-term debt repayment	(109,000)	(10,116,000)	(26,724,000)	(16,226,000)	(184,000)
Net Cash Provided By Financing Activities	72,405,000	73,283,000	97,217,000	29,131,000	34,481,000
Proceeds from long-term debt borrowings					30,000,000
Deferred financing fees paid for subordinated debt issuance				(85,000)
Subordinated debt issuance				7,500,000
Net (decrease) increase in cash and cash equivalents	(16,794,000)	27,676,000	32,689,000	3,402,000	1,259,000
Cash and cash equivalents, beginning of period	45,973,000	13,284,000	13,284,000	9,882,000	8,623,000
Cash and cash equivalents, end of period	29,179,000	40,960,000	45,973,000	13,284,000	9,882,000
Supplemental Disclosures of Cash Flow Information:
Interest paid	2,580,000	2,300,000	5,242,000	4,566,000	4,471,000
Income taxes paid	$ 2,190,000	565,000	1,700,000	1,130,000	1,520,000
Supplemental Noncash Disclosures:
Loan transfers to foreclosed assets held for sale		$ 101,000	248,000	1,135,000	881,000
Asset transfers to bank premises and equipment held for sale			$ 1,894,000
Phoenix Bancorp Inc. [Member]
Supplemental Noncash Disclosures:
Common stock issued to Phoenix shareholders				11,292,000
Assets Acquired:
Securities				11,331,000
Loans				110,363,000
Restricted stock				509,000
Property and equipment				1,792,000
Deferred income taxes				503,000
Accrued interest receivable				388,000
Core deposit and other intangible assets				578,000
Bank-owned life insurance				3,673,000
Other assets				624,000
Assets acquired				129,761,000
Liabilities Assumed:
Deposits				123,238,000
Accrued interest payable				32,000
Long-term debt				3,570,000
Other liabilities				876,000
Liabilities assumed				127,716,000
Equity Acquired:
Preferred stock				1,750,000
Series B Preferred Stock [Member]
Financing Activities:
Preferred stock dividends and redemption premium paid				(473,000)	$ (350,000)
Preferred stock redemption				(5,000,000)
Series C Preferred Stock [Member]
Financing Activities:
Preferred stock dividends paid				(17,000)
Preferred stock redemption				$ (1,750,000)